Related Party Balance and Transactions (Details Narrative) - SGD ($)	Oct. 31, 2022	Nov. 25, 2020
Related Party Transaction [Line Items]
Commercial loan term	10 years	5 years
Commercial loan	$ 7,400,000	$ 200,000
Interest rate percentage		2.25%
Fastfixs Systems Pte Ltd [Member]
Related Party Transaction [Line Items]
Commercial loan term		5 years
Commercial loan		$ 200,000
Interest rate percentage		2.25%
Pandan Road Pte Ltd [Member]
Related Party Transaction [Line Items]
Commercial loan term	10 years
Commercial loan	$ 7,400,000